SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s financial statements include, but are not limited to, estimated stand-alone selling prices of performance obligations, allowance for credit losses, useful lives of property and equipment, realization of deferred tax assets, impairment of long-lived assets, share-based compensation expense, uncertain income tax positions and fair value of short term and long term investments. Changes in facts and circumstances may result in revised estimates. Actual results could materially differ from those estimates.

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its non-PRC subsidiaries, WFOEs, the PRC Domestic Entities in which the Company, through its WFOEs, has a controlling financial interest, and the PRC Domestic Entities’ subsidiaries. The Company has determined that it has a controlling financial interest, even though it does not hold a majority of the voting equity interest in an entity, because the Company has the ability to control the PRC Domestic Entities through the WFOEs’ rights to all the residual benefits of the PRC Domestic Entities and the WFOEs’ obligation to fund losses of the PRC Domestic Entities. As a result, the PRC Domestic Entities are included in the consolidated financial statements. All significant intercompany balances and transactions between the Company, its subsidiaries, the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries have been eliminated in consolidation, except for the intercompany transactions between continuing operations and discontinued operations before the disposal of the discontinued operations, which are considered to continue after the disposal of the discontinued operations are presented separately in continuing operations and discontinued operations in a way that reflects the continuance of those transactions.

Foreign Currency Translation and Transactions

The functional currency of the Company and its non-PRC subsidiaries is the United States dollars (“US$”, “U.S. dollars”). The WFOEs, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries determine their functional currency to be the Chinese Renminbi (“RMB”) based on the criteria of ASC 830, Foreign Currency Matters. The Company uses US$ as its reporting currency.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income (loss).

The assets and liabilities of the Company’s PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries are translated into US$ at the exchange rates prevailing at the balance sheet date. The consolidated statements of comprehensive income (loss) of these entities are translated into US$ at the weighted average exchange rates for the year. The resulting translation gains (losses) are recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity.

For the purpose of the consolidated statements of cash flows, cash flows of the Company’s PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries are translated into US$ at the exchange rates prevailing on the dates of the cash flows. Frequently recurring cash flows of these entities which arise throughout the year are translated into US$ at the weighted average exchange rates for the year.

Transaction gains and losses are recognized in the consolidated statements of operations. Gains and losses on intra-entity foreign currency transactions that are of a long-term-investment nature (that is, settlement is not planned or anticipated in the foreseeable future) between consolidated entities are not recognized in earnings, but are included as a component of other comprehensive income (loss).

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The following table outlines the currency exchange rates that were used in preparing consolidated financial statements, The exchange rates presented below are based on the central parity rates published by the People’s Bank of China.

	As of December 31,		Years ended December, 31
	2022	2023	2021	2022	2023
RMB: 1USD	6.9646	7.0827	6.4531	6.7210	7.0431

Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions with original maturity of 90 days or less at the date of purchase which are unrestricted as to withdrawal and use. In addition, all highly liquid investments with original stated maturity of 90 days or less are classified as cash equivalents.

Restricted Cash

Restricted cash represents cash pledged to financial institutions as collateral for the Company’s bank loans, and cash deposits in banks that are restricted as to withdrawal or usage according to certain contracts with customers. The restricted cash is not available for withdrawal or the Company’s general use until after the corresponding bank loans are repaid, or the performance obligation is satisfied.

The Accounting Standards Update (“ASU”) 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, required that restricted cash should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the consolidated statements of cash flows.

Investments

The Company adopted ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10), Recognition and Measurement of Financial Assets and Liabilities, which requires all equity securities with readily determinable fair values, other than those accounted for under equity method of accounting or those that result in consolidation of the investee, to be measured at fair value with changes in the fair value recognized through net income. Change in fair value of available-for-sale equity securities are reported in earnings.

(1)	Debt Securities

The Company holds debt classified securities, and accounts for such investments in accordance with ASC Topic 320, Investments—Debt Securities (“ASC 320”). The Company classifies the short-term investments in debt as held-to-maturity, trading or available-for-sale, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

Held-to-maturity debt investments include debt instruments issued by commercial bank for which the Company has the positive intent and ability to hold those securities to maturity, and time deposits represent time deposits placed with banks with maturities more than three months. The Company account for the held-to-maturity debt investments at amortized cost less allowance for credit losses.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The allowance for credit losses of the held-to-maturity debt investments reflects the Company’s estimated expected losses over the contractual lives of the held-to-maturity debt investments and is charged to “Other income, net” in the consolidated statements of comprehensive income (loss). Estimated allowances for credit losses are determined by considering reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions.

Debt securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities, in accordance with ASC 320. Unrealized holding gains and losses for trading securities are included in earnings.

Debt investments not classified as trading or as held-to-maturity are classified as available-for-sale debt investments, which are reported at fair value, with unrealized gains and losses recorded in “Accumulated other comprehensive income (loss)” on the consolidated balance sheets.

Investments with expected maturity of over a year are classified as long-term investments. Investments with maturity date within one year will be reclassified to short-term investments.

(2)	Equity Securities

All equity investments with readily determinable fair values, other than those accounted for under equity method of accounting or those that result in consolidation of the investee, are measured at fair value with changes in the fair value recognized through net income.

Equity investments without readily determinable fair values which do not qualify for net asset value per share (or its equivalent) practical expedient and over which the Company does not have the ability to exercise significant influence through the investments in common stock, are accounted for under the measurement alternative. The carrying values of equity investments without readily determinable fair values are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in the consolidated statements of comprehensive income (loss). The Company makes assessment of whether an investment is impaired at each reporting date, and recognizes an impairment loss equal to the difference between the carrying value and fair value in earnings. As a result of adoption of ASU 2016-01, the Company is not required to disclose the fair value for equity investments without readily determinable fair value.

(3)	Equity method investments

In accordance with ASC 323, Investments-Equity Method and Joint Ventures, the Company applies the equity method of accounting to equity investments in common stock over which it has significant influence but does not own a majority equity interests or otherwise control. Under the equity method, the Company initially records its investment in the common stock of an investee at cost. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee represents goodwill and intangible assets acquired. The Company adjusts the carrying amount of an investment for its share of the earnings or losses of the investee after the date of investment and reports the recognized earnings or losses in the consolidated statements of comprehensive income (loss). When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee, or the Company holds other investments in the equity investee.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The equity method investments are subject to periodic testing for other-than-temporary impairment, by considering factors including, but not limited to, stock prices of public companies in which the Company has an equity investment, current economic and market conditions, operating performance of the investees such as current earnings trends and undiscounted cash flows, and other company-specific information, such as recent financing rounds. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other-than-temporary. If any impairment is considered other-than-temporary, the Company will write down the asset to its fair value and take the corresponding charge to the consolidated statements of comprehensive income (loss). No impairment was recorded for equity method investments for the years ended December 31, 2021, 2022 and 2023, respectively.

The Company elects fair value measurement for certain investment that would otherwise be accounted for under the equity-method of accounting, in accordance with ASC Topic 825-10, Financial instruments. The fair value option is applied to all of the Company’s financial interests in the same entity that are eligible items. Such election is irrevocable. Under fair value method, investments are recorded at fair value and any changes in fair value are reported in the consolidated statements of comprehensive income (loss).

Loans Receivable

Loans receivable consists primarily of secured loans in the form of mortgage loans and unsecured loans to borrowers that have passed the Company’s credit assessment. Such amounts are recorded at the principal amount less impairment as of the balance sheet date. The loan periods extended by the Company to the borrowers generally range from 3 to 36 months.

Starting from January 1, 2020, the Company adopted ASU No. 2016-13 and began estimating the allowance for credit losses to reflect expected credit losses over the contractual life of the loans. The Company assesses the allowance for credit losses primarily based on historical collection experience, borrower credit quality, and current and future economic conditions, including forward-looking information and changes in macroeconomic factors. For secured loans, the Company also considers the estimated fair value of the underlying collateral, less estimated costs to sell, when evaluating expected credit losses. The provision for credit losses represents management’s best estimate of expected losses inherent in the loans receivable portfolio. The Company utilizes projected risk parameters (e.g., probability of default and loss given default) developed based on historical loss experience and adjusted by qualitative factors to reflect current and forecasted economic conditions. These risk parameters incorporate observable data such as borrower repayment trends, recovery rates, collateral valuation trends, and credit quality indicators. The allowance is evaluated collectively for loans sharing similar risk characteristics.

Loan principal and interest receivables are charged-off when the loan principal and interest receivables are deemed to be uncollectible. In general, loan principal and interest receivables are identified as uncollectible if any of the following conditions are met: 1) the borrower is dead, missing or incapacitate and there is no legal heir and presentee or the legal heir and presentee refuse to abide the contract; 2) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments; 3) outstanding amount following 720 days past due after all collection efforts based on management’s judgment.

Property and Equipment, Net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life

Office equipment	3 - 5 years
Motor vehicles	5 - 10 years
Leasehold improvement	shorter of lease term or economic lives
Buildings	12 -45 years

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Land is stated at cost and is not depreciated.

Construction in progress represents buildings and related premises under construction, which is stated at actual construction cost less any impairment loss. Construction in progress is transferred to the respective category of property and equipment when completed and ready for its intended use.

Interest associated with major development and construction projects is capitalized and included in the cost of the project. The capitalization of interest cease when the project is substantially completed or the development activity is suspended for more than a brief period. The amount to be capitalized is determined by applying the capitalization rate to the average amount of accumulated qualifying capital expenditures for assets under construction during the year.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts, respectively, with any resulting gain or loss reflected in the consolidated statements of comprehensive income (loss).

Impairment of Long-Lived Assets

The Company evaluates its long-lived assets or asset group with finite lives for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset group may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, but not below the fair values of the individual long-lived assets within the asset group. No impairment charge was recognized for any of the years presented. Asset groups to be disposed of would be reported at the lower of the carrying amount or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheets.

Fair Value of Financial Instruments

Financial instruments of the Company primarily include cash and cash equivalents, restricted cash, accounts receivable, short-term and long-term investments, loans receivable, short-term and long-term loans, bond payable, convertible senior notes and related derivative liabilities. As of December 31, 2022 and 2023, the carrying values of these financial instruments, and other than trading securities, restricted cash non-current portion, long-term investments, long-term loans, less current portion, convertible senior notes and related derivative liabilities, approximate their fair values due to the short-term maturity of these instruments. The investments accounted for at fair value and trading securities were recorded at fair value based on the quoted price in active markets as of December 31, 2022 and 2023. This category includes all investments measured at fair value, including certain equity method investments for which the Company has elected to apply the fair value option as permitted under ASC 825. The carrying values of long-term loans, less current portion and restricted cash, non-current portion approximate their fair values, as the loans and restricted cash bear interest at rates determined based on the prevailing interest rates in the market. The convertible senior notes were recognized based on residual proceeds after allocation to the derivative liabilities at fair market value.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company applies ASC 820 in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 – Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets measured at fair value on a recurring basis as of December 31, 2022 and 2023 are summarized below:

Fair Value Measurement as of December 31, 2022
Quoted Prices
	in Active	Significant
	Markets for	Other
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Fair Value
	US$	US$	US$	US$
Short-term investments	—	108,805	—	108,805
Investments accounted for at fair value	24,117	—	—	24,117

Fair Value Measurement as of December 31, 2023
Quoted Prices
	in Active	Significant
	Markets for	Other
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Fair Value
	US$	US$	US$	US$
Short-term investments	—	106,520	—	106,520
Investments accounted for at fair value	3,260	—	31,211	34,471

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Other non-current assets

Other non-current assets primarily consist of prepayments for building purchases, rental deposits, and other long-term assets.

Revenue Recognition

The Company applied ASC 606 - “Revenue from Contracts with Customers” for all periods presented. According to ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Company’s customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services, after considering reductions by estimates for refund allowances, price concession, discount and Value Added Tax (“VAT”). Revenues are derived from marketing services, listing services, leads generation, financial services, and other services.

The following table presents revenue disaggregated by nature of services:

	Year Ended
	December 31,
	2021	2022	2023
	US$	US$	US$
Marketing services	70,426	37,187	16,722
Listing services	31,128	13,105	7,749
Leads generation services	36,654	15,760	13,499
Financial services	13,290	9,716	4,572
Other services	6,835	4,713	7,473
Total revenues	158,333	80,481	50,015

Marketing Services

The Company offers marketing services on the Company’s websites and mobile apps, primarily through banner advertisements, floating links, logos and other media insertions. These marketing services are mainly offered to real estate developers, allow customers to place advertisements on particular areas of the Company’s websites and mobile apps, in particular formats and over particular periods of time. The marketing services typically last from several days to one year. The Company determines that the customer simultaneously receives and consumes benefits provided by the Company’s performance as the Company performs during the term of the contract. Revenues from marketing services are recognized ratably over the service period.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Listing Services

The Company’s listing services entitle customers to post and make changes to information for properties, home furnishings and other related products and services in a particular area on the website and mobile apps for a specified period of time, which typically range from one to 12 months, in exchange for a fixed fee. Revenues are recognized on a straight line basis over the service period. The Company determines that its performance pattern to be straight line since the customer simultaneously receives and consumes the benefits provided by the Company as the Company performs during the term of the contract and the earning process is straight line.

Leads Generation Services

The Company provides leads generation services to real estate developers, real estate agents and to a lesser extent, providers of products and services for home decoration and improvement. The Company’s platform generates a list of sales leads regarding potential real estate consumers based on each customer’s specific needs. The service fee is charged based on the number of sales leads delivered during a certain period of time. Revenue is recognized at a point in time upon the transfer of control of sales leads to customers.

Financial Services

The Company provides secured loans in the form of mortgage loans and unsecured loans, primarily to borrowers that meet the Company’s credit assessment requirements. Revenues derived from loan interest income upon the actual receipt of cash payments from borrowers. The Company does not accrue interest on loans receivable that are considered impaired or more than 90 days past due unless either the receivable has not been collected due to administrative reasons or the receivable is well secured and in the process of collection. Unsecured loans stop accruing interest when 60 days past due and are classified as impaired loan.

Other services

Other service revenues primarily consist of licensing the Company’s brand and backend systems to local agencies for use in real estate marketing. These arrangements generate additional income for the Company. Revenues from these other services are recognized on a straight-line basis over the term of the service period.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Contract Balances

The timing of revenue recognition, billings and cash collections result in accounts receivable and contract liabilities (i.e. deferred revenue). Accounts receivable are recognized in the period when the Company has provided services to its customers and when its right to consideration is unconditional. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances.

The Company maintains a general and specific allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. Accounts receivable balances with large creditworthy customers and balances which the Company has registered the pledge of the titles of real estate properties as collateral from customers are reviewed by management individually for collectability. All other balances are reviewed on a pooled basis. A percentage of general allowance is applied to the balances of accounts receivable in each aging category, excluding those which are assessed individually for collectability. Management considers various factors, including historical loss experience, current market conditions, the financial condition of its debtors, any receivables in dispute, the fair value of real estate properties whose titles have been pledged as collateral, the aging of receivables and current payment patterns of its debtors, in establishing the required allowance. Accounts receivable balances are written off after all collection efforts have been exhausted.

Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows.

Deferred revenue (a contract liability) is recognized when the Company has an obligation to transfer goods or services to a customer for which the Company has received consideration from the customer, or for which an amount of consideration is due from the customer. The Company recognized revenue of US$54,122, US$52,643 and US$12,669 from deferred revenue during the years ended December 31, 2021, 2022, and 2023, respectively.

Cost of Revenues

Cost of revenues consists of employee costs, tax surcharges, rental costs incurred in relation to server and bandwidth leasing fees, payments to third-party real estate agents and other direct costs incurred in providing the related services.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Advertising Expenses

Advertising expenses are expensed when incurred and are included in selling expenses in the consolidated statements of comprehensive income (loss). Advertising expenses for the years ended December 31, 2021, 2022, and 2023 were US$8,827, US$4,533, and US$3,973, respectively.

Non-monetary Transactions

The Company accounts for non-cash consideration received in place of cash payments for outstanding receivables from prior business activities according to ASC 845, Nonmonetary transactions. Certain receivables from marketing service agreements with real estate developers were, in some cases, settled with designated real estate properties instead of cash payments.

For such transactions, the Company measures the non-cash consideration at its fair value at the inception of the arrangement, which generally aligns with the original service fee stated in the agreement. If the Company subsequently sells the received real estate property to a third party, any proceeds exceeding the initially recorded fair value are recognized as additional income, provided all relevant revenue recognition conditions are satisfied. This accounting approach ensures an accurate and fair presentation of non-monetary transaction outcomes within the financial statements.

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exists: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property’s estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. The Company does not have capital leases for any of the years presented.

The Company adopted ASC Topic 842, Leases (“ASC 842”) on January 1, 2019. The adoption of ASC 842 requires the recognition of right-of-use assets and lease liabilities on the balance sheet for both operating and finance leases. The Company elected the package of practical expedients that not to reassess: (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases, and (3) initial direct costs for any expired or existing leases. The Company also elected the hindsight practical expedient to determine the reasonably certain lease term for existing leases. The Company used its estimated incremental borrowing rate based on information available at the date of adoption in calculating the present value of its existing lease payments.

Upon adoption of ASC 842, the lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term. The right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. As the rate implicit in the lease cannot be readily determined, the incremental borrowing rate at the lease commencement date is used in determining the imputed interest and present value of lease payments. The incremental borrowing rate was determined using a portfolio approach based on the rate of interest that the Company would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The Company recognizes the single lease cost on a straight-line basis over the remaining lease term for operating leases.

The Company has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less; expenses for these leases are recognized on a straight-line basis over the lease term. In addition, the Company has elected not to separate non-lease components (e.g., property management fees) from the lease components.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Income Taxes

The Company follows the liability method of accounting for income taxes, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and attributable to operating loss and tax credit carryforwards, if any. The Company reduces the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence, it is “more-likely-than-not” that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a “more-likely-than- not” realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of futures profitability, the duration of statutory carryforward periods, the Company’s experience with operating loss and tax credit carryforwards, if any, not expiring.

The Company applies ASC 740, “Income Taxes,” to address uncertainties in income taxes. In accordance with ASC 740, we recognize the impact of a tax position in our financial statements if it is considered likely to prevail based on the relevant facts and technical merits. Tax positions that meet the recognition threshold are typically measured at an amount reflecting a likelihood of realization.

The Company’s estimated liability for unrecognized tax benefits, which is included in “other non-current liabilities”, is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statutes of limitation. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Interest and penalties, if any, arising from underpayment of income taxes are calculated in accordance with the relevant PRC tax law and are included in income tax expense in the consolidated statements of comprehensive income (loss). The Company monitors its tax positions and ensures that any potential interest and penalties are recognized and measured in accordance with ASC 740 as required.

Government Grants

Government grants primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. For certain government grants, there are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government grants of non-operating nature with no further conditions to be met are recorded as non-operating income in “Other income, net” when received. The government grants with certain operating conditions are recorded as liabilities when received and will be recorded as operating income when the conditions are met. Government grants related to the acquisition of property and equipment and land use rights are recorded as other non-current liabilities on the consolidated balance sheets when the grants become receivable, and recognized as other income in the consolidated statements of comprehensive income (loss) on a straight-line basis over the estimated useful lives of those assets.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Share-based Compensation

The Company’s employees and directors participate in the Company’s share-based award incentive plan which is more fully discussed in Note 15. The Company applies ASC 718, Compensation-Stock Compensation (“ASC 718”), to account for its employee share-based payments. There were no share-based payments made to non-employees for any of the years presented.

In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or an equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. All grants of share-based awards to employees and directors classified as liabilities are remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested rewards over the vesting periods. The Company has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions, which were not subject to performance vesting conditions.

Meanwhile, the Company uses the accelerated attribution method for equity awards with performance conditions on a tranche-by-tranche basis based on the probable outcome of the performance conditions. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modified awards”). The compensation costs associated with the modified awards are recognized if the new vesting condition is achieved. Total recognized compensation cost for the awards is at least equal to the fair value of the awards at the grant date unless at the date of the modification the performance or service conditions of the original awards are not expected to be satisfied. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modified awards, the Company recognizes share-based compensation over the vesting periods of the replacement award, which comprises, (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of the original award over the original term.

A modification to the terms of an award occurs in connection with the event of an equity restructuring (e.g. spin-off) result in the recognition of incremental compensation cost if there are changes in fair value, vesting conditions, or the classification of the award immediately before and after the restructuring. The incremental compensation, if any, is measured as the excess of the fair value of the post-modified award over the fair value of the award before the modification. In connection with spin-off transaction, when employees of the Company receive unvested equity instruments of the former subsidiary, or employees of the former subsidiary retain unvested equity instruments of the Company, compensation cost is recognized by the entity that receives the employee services regardless of which entity’s equity instruments the employee holds.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Loss per Share

Loss per share is calculated in accordance with ASC 260, Earnings per Share. Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Basic and diluted loss per ordinary share is presented in the Group’s consolidated statements of comprehensive loss.

The rights, including the liquidation and dividend rights, of the holders of our Class A and Class B ordinary shares are identical, except with respect to voting. Each Class A ordinary share is entitled to one vote; and each Class B ordinary share is entitled to ten votes and is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. For the years ended December 31, 2021, 2022 and 2023, the net loss per share amounts are the same for Class A and Class B common ordinary shares because the holders of each class are entitled to equal per share dividends or distributions in liquidation.

The Group did not include share options in the computation of diluted earnings per share for the years ended December 31, 2021, 2022 and 2023, because those share options were anti-dilutive for loss per share.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income (loss), as presented on the consolidated balance sheets, includes (i) the cumulative foreign currency translation adjustments, (ii) gains and losses on intra-entity foreign currency transactions that are of a long-term-investment nature (that is, settlement is not planned or anticipated in the foreseeable future) between consolidated entities.

Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent accounting pronouncements

The Company consistently reviews and evaluates the applicability and impact of newly issued accounting standards updates (“ASUs”) as part of its ongoing commitment to ensuring the accurate and timely reflection of changes in accounting guidance within its consolidated financial statements. As part of this process, management periodically monitors and assesses the potential effects of recently issued accounting standards on the Company’s financial reporting framework.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which modifies the rules on income tax disclosures to require entities to disclose (1) specific categories in the rate reconciliation, (2) the income or loss from continuing operations before income tax expense or benefit (separated between domestic and foreign) and (3) income tax expense or benefit from continuing operations (separated by federal, state and foreign). ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions, among other changes. The guidance is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. ASU 2023-09 should be applied on a prospective basis, but retroactive application is permitted. The Company is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements.

In November 2023, the FASB issued a new ASU to improve disclosures related to reportable segments. The amendments in ASU 2023-07 “Segment Reporting — Improvements to Reportable Segment Disclosures” are effective for fiscal years beginning after December 15, 2023, and for interim periods in fiscal years beginning after December 15, 2024. The new guidance applies to all public entities that are following Topic 280 Segment Reporting requirements already, and these entities must apply the new requirements retrospectively to all periods presented in their financial statements. The Company is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.